Accrued expenses	12 Months Ended
Dec. 31, 2012
Accrued expenses
Accrued expenses

18.  Accrued expenses

Accrued expenses consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Professional service fees	32,537	21,970
Interest	65,168	167,198
Utilities	9,445	909
Logistic charges	33,812	9,154
Others	11,715	27,066
Total accrued expenses	152,677	226,297